BUSINESS ACQUISITIONS AND INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
BUSINESS ACQUISITIONS AND INVESTMENTS IN AFFILIATES
BUSINESS COMBINATIONS

Business Combinations

2014 Transactions

Effective January 1, 2014, the Company recorded a liability for the contractual purchase of the remaining shares of one noncontrolling interest. The amount is preliminary and is based on the Company’s best estimate of this obligation, which is subject to contractual adjustments. As a result, the Company recorded a reduction to additional paid in capital for the excess of the purchase price above the carrying value of the noncontrolling interest. The Company anticipates the cash outflow for this purchase to be in 2015.

In addition during 2014 the Company had one acquisition and divestitures of two non-core product lines. These transactions were immaterial to the Company’s net sales and net income attributable to DENTSPLY.

2013 Transactions

In November 2013, the Company purchased a Hong Kong-based direct dental selling organization and certain assets of a professional dental consumable New Zealand-based manufacturer. Total purchase price related to these two acquisitions was $61.5 million. The Company recorded $51.4 million in goodwill related to the difference between the fair value of assets acquired and liabilities assumed and the consideration given for the acquisitions. The results of operations for these business have been included in the accompanying financial statements as of the effective date of the respective transactions. These transactions were immaterial to the Company’s net sales and net income attributable to DENTSPLY.

Additionally during the year, the Company paid $9.0 million to purchase the remaining outstanding shares of a consolidated subsidiary. As a result of the transaction, the Company recorded a decrease in noncontrolling interest of $5.0 million and a reduction to additional paid in capital of $3.9 million for the excess of the purchase price above the carrying value of the noncontrolling interest.

2012 Transactions

The acquisition related activity for the year ended December 31, 2012 was $7.4 million, which was related to one acquisition and one earn-out payment for a prior period acquisition. The results of operations for this acquisition have been included in the accompanying financial statements as of the effective date of the respective transactions. This transaction was immaterial to the Company’s net sales and net income attributable to DENTSPLY.

Investment in Affiliates

On December 9, 2010, the Company purchased an initial ownership interest of 17% of the outstanding shares of DIO Corporation (“DIO”). The Company accounts for the ownership in DIO under the equity method of accounting as it has significant influence over DIO. In addition, on December 9, 2010, the Company invested $49.7 million in the corporate convertible bonds of DIO, which may be converted into common shares at any time. The contractual maturity of the bonds are in December 2015. The bonds are designated by the Company as available-for-sale securities which are reported in, “Prepaid expenses and other current assets,” on the Consolidated Balance Sheets and the changes in fair value are reported in AOCI. At December 31, 2013, this investment was reported in “Other noncurrent assets, net,” on the Consolidated Balance Sheets. The convertible feature of the bonds has not been bifurcated from the underlying bonds as the feature does not contain a net-settlement feature, nor would the Company be able to achieve a hypothetical net-settlement that would substantially place the Company in a comparable cash settlement position. As such, the derivative is not accounted for separately from the bonds. The cash paid by the Company was equal to the face value of the bonds issued by DIO, and therefore, the Company had not recorded any bond premium or discount on acquiring the bonds. The fair value of the DIO bonds was $57.7 million and $70.0 million at December 31, 2014 and 2013, respectively. For the year ended December 31, 2014, a cumulative unrealized holding gain of $8.5 million on available-for-sale securities, net of tax, had been recorded in AOCI. For the year ended December 31, 2013, a cumulative unrealized holding gain of $12.7 million was recorded on available-for-sale securities, net of tax in AOCI. For the year ended December 31, 2012 a cumulative unrealized holding gain of $17.8 million was recorded on available-for-sale securities, net of tax, in AOCI. As this investment is held by a euro-denominated subsidiary of the Company, the investment’s value is also impacted by changing foreign currency rates which accounts for the remaining difference between the period end values and the change in cumulative gain year over year.